Expense Example, No Redemption - John Hancock Emerging Markets Equity Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	202	654	1,131	2,451